Long-Term Investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Detail)	Dec. 31, 2014	Dec. 31, 2013
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	19.00%	19.00%
Guangzhou Yuechuan [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	19.13%	23.44%
Chengdu Diting [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	16.58%	19.90%
Shenzhen Kushiduo [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	10.00%	10.00%
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	21.00%
Guangzhou Wucai [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	10.00%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	19.90%
Tianjin Kunzhiyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	19.99%